Cover	Dec. 16, 2019
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 16, 2019
Entity File Number	001-33078
Entity Registrant Name	ARCHROCK PARTNERS, L.P.
Entity Central Index Key	0001367064
Entity Tax Identification Number	22-3935108
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	9807 Katy Freeway
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77024
City Area Code	281
Local Phone Number	836-8000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false